OTHER PAYABLES AND ACCRUALS	12 Months Ended
Mar. 31, 2022
OTHER PAYABLES AND ACCRUALS

27 OTHER PAYABLES AND ACCRUALS

	At 31 March	At 31 March
	2022	2021
	USD	USD
Accounts payable	2,762,600	3,458,574
Accruals (a)	3,100,614	2,511,309
Provision (b)	288,089	-
Other payables	340,174	280,219
	6,491,477	6,250,102

Note 27(a): Accruals includes fees associated with the legal and professional fee in connection with the convertible loan agreement with Bifinity UAS, holiday pay accruals for employees and others associated with the on-going running of the Group

Note 27(b): Provisions include the dilapidation provision associated with the lease entered into in Hong Kong (see note 12) and EQONEX promotional activities during the year ended 31 March 2022.